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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
                                 Form 13F
                            Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2001 Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: _Petroleum & Resources Corporation________
Address: _7 St. Paul Street, Suite 1140_________ __________Baltimore, MD 21202___________________
__________________________________________
Form 13F File Number: 28-293_________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Christine M. Sloan________________________
Title: Assistant Treasurer______________________
Phone: (410)752-5900____________________________
Signature, Place, and Date of Signing:
__(signed) Christine M. Sloan Baltimore, MD_ July 20, 2001 [Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
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[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting
manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]
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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: ______________
Form 13F Information Table Entry Total: ____77_________
Form 13F Information Table Value Total: $__587________
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28-____________ ________________________
[Repeat as necessary.]
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                           FORM 13F INFORMATION TABLE

COLUMN 1                           COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5       COL. 6   COLUMN 7        COLUMN 8
-------------------------------  -------------  ----------  -------- ------------------  -------  -------- ----------------------
                                                             VALUE                       INVSTMT  OTHER
NAME OF ISSUER                  TITLE OF CLASS     CUSIP    (x$1000)                     DSCRETN  MANAGERS
                                                                     SHARES/  SH/P PUT/                       VOTING AUTHORITY
                                                                     PRN AMT  RN   CALL
                                                                                                           SOLE    SHARED  NONE
AMERADA HESS CORP.              COM               023551104    6,464   80,000 SH         SOLE              80,000
ANADARKO PETROLEUM              COM               032511107   16,087  297,746 SH         SOLE              297,746
ANADARKO PETROLEUM              CALL              032511907      541   10,000      PUT
APACHE CORPORATION              COM               037411105    6,598  130,000 SH         SOLE              130,000
APACHE CORPORATION              PUT               037411955      508   10,000      PUT
ARCH COAL INC.                  COM               039380100    2,768  107,000 SH         SOLE              107,000
ATMOS ENERGY CORP               COM               049560105    5,504  225,000 SH         SOLE              225,000
BJ SERVICES CO.                 COM               055482103   11,352  400,000 SH         SOLE              400,000
BJ SERVICES CO.                 CALL              055482903      568   20,000      CALL
BP PLC                          ADR               055622104   24,027  482,000 SH         SOLE              482,000
BOISE CASCADE CORP.             COM               097383103    7,210  205,000 SH         SOLE              205,000
CALPINE CORP.                   COM               131347106    1,512   40,000 SH         SOLE               40,000
CALPINE CAP. TRST 5.75% TIDES   PFD               131346207   10,660   80,000 SH         SOLE               80,000
CALPINE CORP.                   CALL              131347906      756   20,000      CALL
CALPINE CORP.                   PUT               131347956      900   20,000      PUT
CHEVRON CORP                    COM               166751107   13,575  150,000 SH         SOLE              150,000
CONOCO INC, CLASS B             COM               208251405    8,670  300,000 SH         SOLE              300,000
CORE LABORATORIES N.V.          COM               N22717107    3,926  209,400 SH         SOLE              209,400
DEVON ENERGY CORP.              COM               25179M103    6,431  122,500 SH         SOLE              122,500
DIAMOND OFFSHORE DRILLING, INC. COM               25271C102    3,199   96,800 SH         SOLE               96,800
DUKE ENERGY CORP.               COM               264399106    3,012   77,200 SH         SOLE               77,200
DUKE ENERGY 8.25% UNITS         PFD               264399585    4,104  160,000 SH         SOLE              160,000
DYNEGY, INC. CLASS A            COM               26816Q101    7,673  165,000 SH         SOLE              165,000
EOG RESOURCES INC.              COM               26875P101    7,999  225,000 SH         SOLE              225,000
EOG RESOURCES INC.              CALL              26875P901      356   10,000      CALL
EL PASO ENERGY CORP.            COM               283905107   18,704  356,000 SH         SOLE              356,000
EL PASO ENERGY CORP.            PUT               28336L959      525   10,000      PUT
ENERGEN CORP                    COM               29265N108    6,900  250,000 SH         SOLE              250,000
ENGELHARD CORP.                 COM               292845104    7,737  300,000 SH         SOLE              300,000
ENRON CORP. $27.30 CUM CV SER J PFD               293561601   26,754   20,000 SH         SOLE               20,000
ENSCO INTERNATIONAL, INC.       COM               26874Q100    2,808  120,000 SH         SOLE              120,000
EQUITABLE RSOURCES              COM               294549100   12,025  361,000 SH         SOLE              361,000
EXXON MOBIL CORP                COM               30231G102   53,042  607,231 SH         SOLE              607,231
GENERAL ELECTRIC CO.            COM               369604103   27,787  570,000 SH         SOLE              570,000
GLOBAL INDUSTRIES LTD           COM               379336100    1,871  150,000 SH         SOLE              150,000
GRANT PRIDECO INC.              COM               38821G101    5,247  300,000 SH         SOLE              300,000
GRANT PRIDECO INC.              PUT               38821G951      140    8,000      PUT
KINDER MORGAN 8.25%             PEPS              482620507    8,476  130,000 SH         SOLE              130,000
KERR MCGEE CORP                 COM               492386107   11,740  177,153 SH         SOLE              177,153
KEYSPAN CORP.                   COM               49337W100    7,296  200,000 SH         SOLE              200,000
KEYSPAN CORP.                   PUT               49337W950      730   20,000      PUT
MEAD CORP                       COM               582834107    5,699  210,000 SH         SOLE              210,000
MIRANT CORP                     COM               604675108    5,126  149,000 SH         SOLE              149,000
MIRANT TRUST I 6 1/4% CV          PFD               60467Q102      576    8,000 SH         SOLE                8,000
MIRANT CORP.                    CALL              604675908      344   10,000      PUT
MURPHY OIL CORP.                COM               626717102    7,360  100,000 SH         SOLE              100,000
NABORS INDUSTRIES, INC.         COM               629568106    7,440  200,000 SH         SOLE              200,000
NATIONAL FUEL GAS CO.           COM               636180101    5,199  100,000 SH         SOLE              100,000
NEW JERSEY RESOURCES            COM               646025106    8,362  185,000 SH         SOLE              185,000
NEWPARK RESOURCES INC.          COM               651718504    2,775  250,000 SH         SOLE              250,000
NOBLE AFFILIATES INC.           COM               654894104    4,419  125,000 SH         SOLE              125,000
NOBLE AFFILIATES INC.           CALL              654894904      354   10,000      CALL
NORTHWESTERN CORP.              COM               668074108    4,480  200,000 SH         SOLE              200,000
OCCIDENTAL PETROLEUM            COM               674599105    4,653  175,000 SH         SOLE              175,000
OCEAN ENERGY, INC.              COM               674812201    9,597  550,000 SH         SOLE              550,000
ORION POWER HOLDINGS            COM               686286105    5,953  250,000 SH         SOLE              250,000
ORION POWER HOLDINGS            PUT               686286955      238   10,000      PUT
PETROBRAS ADS                   COM               71654V408    3,900  150,000 SH         SOLE              150,000
PETROLEUM GEO-SVCS A/S          COM               716597109    2,528  250,000 SH         SOLE              250,000
QUESTAR CORP.                   COM               748356102    6,636  268,000 SH         SOLE              268,000
ROYAL DUTCH PETROLEUM $1.25     GLD               780257804   49,529  850,000 SH         SOLE              850,000
SANTA FE INT'L. CORP.           COM               G7805C108    5,220  180,000 SH         SOLE              180,000
SCHLUMBERGER, LTD.              COM               806857108   12,078  229,400 SH         SOLE              229,400
SHELL TRANSPORT & TRADING       ADR               822703609   12,082  240,000 SH         SOLE              240,000
STONE ENERGY CORP.              COM               861642106    4,620  104,300 SH         SOLE              104,300
TECO ENERGY, INC                COM               872375100    6,100  200,000 SH         SOLE              200,000
TEMPLE-INLAND, INC.             COM               879868107    6,395  120,000 SH         SOLE              120,000
TESORO PETROLEUM CORP.          COM               881609101    3,780  300,000 SH         SOLE              300,000
TEXACO, INC.                    COM               881694103    7,992  120,000 SH         SOLE              120,000
TOTALFINA ELF SA                ADR               89151E109    8,775  125,000 SH         SOLE              125,000
TRANSOCEAN SEDCO FOREX INC.     COM               G90078109    9,487  230,000 SH         SOLE              230,000
UNOCAL CAPITAL TRUST $3.125 CV  COM               91528T207    3,454   72,540 SH         SOLE               72,540
UNOCAL CORP                     COM               985289102    5,122  150,000 SH         SOLE              150,000
VALERO ENERGY CORP.             COM               91913Y100    4,598  125,000 SH         SOLE              125,000
WEATHERFORD INT'L. INC          COM               947074100    9,120  190,000 SH         SOLE              190,000
WILLIAMS COMMUNICATIONS         COM               969455104      485  164,480 SH         SOLE              164,480
WILLIAMS COMPANIES INC.         COM               969457100    6,590  200,000 SH         SOLE              200,000
                                                            $587,248

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